SCHEDULE OF ACCRUED PAYROLL AND COMPENSATION LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Director fees	$ 140,000	$ 135,000	$ 135,000
Bonus expenses	129,358	121,858	121,858
Commissions	2,148	2,148	2,148
Consulting	383,833	412,322	438,822
Administrative payroll	4,947,150	4,710,221	4,369,385
Total	$ 5,602,489	$ 5,381,549	$ 5,067,213